Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Interest income
Loans	[1],[2]	$ 11,912	$ 11,823	$ 10,619
Securities	[1],[2]	2,303	1,899	1,458
Securities purchased under resale agreements and securities borrowed	[1],[2]	346	377	336
Deposits with financial institutions	[1],[2]	878	1,010	743
Interest income	[1],[2]	15,439	15,109	13,156
Interest expense
Deposits	[2]	9,913	9,726	7,834
Subordinated debentures	[2]	135	133	105
Other	[2]	618	584	654
Interest expenses	[2]	10,666	10,443	8,593
Net interest income	[2]	4,773	4,666	4,563
Non-interest income
Card revenues	[2]	209	199	201
Banking services fees	[2]	500	474	469
Credit fees	[2]	496	479	466
Mutual funds	[2]	538	527	532
Brokerage fees	[2]	291	284	279
Investment management and trust	[2]	266	259	253
Underwriting and advisory fees	[2]	136	152	102
Non-trading foreign exchange	[2]	228	239	232
Trading revenues	[2]	473	197	634
Net gain on sale of investment securities	[2]	3	(1)	44
Net income from investments in associated corporations	[2]	46	18	16
Insurance service results	[2]	114	104	100
Other fees and commissions	[2]	291	322	186
Other	[2]	69	353	(115)
Total non-interest income	[2]	3,660	3,606	3,399
Total revenue	[2]	8,433	8,272	7,962
Provision for credit losses	[2]	962	1,256	638
Profit from operating activity	[2]	7,471	7,016	7,324
Non-interest expenses
Salaries and employee benefits	[2]	2,446	2,451	2,338
Premises and technology	[2]	708	700	639
Depreciation and amortization	[2],[3]	421	590	406
Communications	[2]	106	99	94
Advertising and business development	[2]	152	159	136
Professional	[2]	162	219	175
Business and capital taxes	[2]	183	162	161
Other	[2]	561	1,147	512
Total non-interest expenses	[2]	4,739	5,527	4,461
Income before taxes	[2]	2,732	1,489	2,863
Income tax expense	[2]	533	135	1,105
Net income	[2]	2,199	1,354	1,758
Net income attributable to non-controlling interests in subsidiaries	[2]	25	31	37
Net income attributable to equity holders of the Bank	[2]	2,174	1,323	1,721
Preferred shareholders and other equity instrument holders	[2]	108	109	101
Common shareholders	[2]	$ 2,066	$ 1,214	$ 1,620
Earnings per common share (in dollars)
Basic	[2],[4]	$ 1.7	$ 1.01	$ 1.36
Diluted	[2],[4]	1.68	0.99	1.35
Dividends paid per common share (in dollars)	[2]	$ 1.06	$ 1.06	$ 1.03

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,898 for the three months ended January 31, 2024 (October 31, 2023 – $14,603; January 31, 2023 – $12,710).
[2]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Includes impairment charge of software and other intangible assets in the Other segment.
[4]	Earnings per share calculations are based on full dollar and share amounts.